24. SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Notes
24. SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

24.SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

	2020	2019
Share issuance costs in accounts payable	$-	$45,340
Shares issued for loans receivable	5,848,000	-
Shares issued for 1251881 B.C. Ltd acquisition	36,905,000	-
Warrants issued for 1251881 B.C. Ltd acquisition	4,995,000	-
Shares issued for RTO	54,375,726	-
Warrants issued for RTO	303,749	-
Stock options issued for RTO	486,518	-
Right to common shares issued for MAG acquisition	44,984,267	-

The changes in non-cash working capital items during the years ended December 31, 2020 and December 31, 2019 are as follows:

	2020	2019
Prepaid expenses	$338,040	$(74,140)
Accounts receivable	(3,034,394)	(1,463,388)
Accounts payable and accrued liabilities	18,328,458	1,127,093
Current income tax payable	3,125,261	-
Deferred income tax payable	(6,839,060)	-
Lease liabilities	(200,772)	-
Inventory	(10,452,328)	-
Loans receivable	(25,391,950)	-
Loans payable	(1,072,014)	-
	$(25,198,759)	$(410,435)